Operating expenses (Tables)	12 Months Ended
Sep. 30, 2025
Operating expenses
Schedule of operating expenses

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Staff
Employee remuneration, entitlements and on-costs	5,626	5,160	5,254	4,977	4,540
Superannuation	597	551	521	538	491
Share-based payments	95	97	90	91	94
Restructuring costs	267	91	233	234	75
Total staff	6,585	5,899	6,098	5,840	5,200
Occupancy
Operating lease rentals	127	116	153	109	99
Depreciation and impairment of property and equipment	420	455	474	348	387
Other	105	129	159	97	120
Total occupancy	652	700	786	554	606
Technology
Amortisation and impairment of software assets	1,018	908	629	887	802
Depreciation and impairment of IT equipment	121	125	132	85	99
Technology services	1,052	871	735	942	770
Software maintenance and licences	869	770	603	736	653
Telecommunications	76	90	112	55	69
Total technology	3,136	2,764	2,211	2,705	2,393
Other
Professional and processing services	692	798	905	602	696
Postage and stationery	145	130	139	122	109
Advertising	220	176	169	194	150
Non-lending losses	147	111	65	102	88
Amortisation and impairment of other intangible assets and deferred expenditure	2	34	2	1	2
Impairment of investments in subsidiaries	-	-	-	10	117
Other expenses	337	332	317	325	367
Total other	1,543	1,581	1,597	1,356	1,529
Total operating expenses	11,916	10,944	10,692	10,455	9,728